Expenses	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Expenses
NOTE 5. EXPENSES

	Consolidated
	June 30, 2024	June 30, 2023	June 30, 2022
	$	$	$
Breakdown of expenses by nature
Research and development*	31,472,063	28,793,385	25,337,538
Employee benefits expenses	8,824,161	6,527,725	4,966,304
Amortisation of Intellectual property	1,964,566	1,821,865	1,814,199
Employee share-based payment expenses	1,796,286	2,001,572	1,486,841
Intellectual property management	1,127,029	974,025	814,133
Auditor’s remuneration	688,364	866,712	561,485
Depreciation	297,292	239,954	249,276
Other administrative expenses	4,229,578	3,711,789	3,321,923

Total Research & Development, Intellectual Property and Corporate & Administrative Expenses	50,399,339	44,937,027	38,551,699

*	Research and development expense consists of expenditure incurred with third party vendors mainly related to contract research and contract manufacturing activities.